INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Revenue [abstract]
Investment income	$ 15	$ 6	$ 21	$ 140
Fee revenue	16	11	33	22
Dividend income	0	3	6	5
Interest income and other	7	12	13	17
Participating loan notes	7	7	13	14
Total investment and other revenue	$ 45	$ 39	$ 86	$ 198